Financial Instruments (Details) - Schedule of Forward and Swap Contracts (Parentheticals) - Interest Swap Transaction Three [Member] - Semi-annually [Member] € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Financial Instruments (Details) - Schedule of Forward and Swap Contracts (Parentheticals) [Line Items]
Interest swap transaction period	€ 17.6
Euro interest swap transaction for a period	18 years